Short-Term Borrowings	12 Months Ended
Dec. 31, 2021
Short-Term Borrowings
Short-Term Borrowings

Note 17. Short-Term Borrowings

	December 31,	December 31,
	2020	2021

	(in thousands)
Secured borrowings	$104,000	151,400
Unused credit lines	$280,921	277,362
Interest rate-secured borrowings	0.33%~0.40%	0.32%~0.38%

As of December 31, 2020 and 2021, cash and time deposits totaling $104,000 thousand and $151,400 thousand are pledged as collateral, respectively.

As of December 31, 2021, unused credit lines will expire between February 2022 and October 2022. Among the unused credit lines, $21,676 thousand will expire before the end of March 2022, and $155,600 thousand belonging to the parent company, Himax Technologies, Inc., needs to be secured with equal amount of cash and time deposits when borrowing money from banks.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Unsecured	Secured
	borrowings	borrowings

	(in thousands)
January 1, 2020	$57,339	164,000
Change from financing activities:
Proceeds from borrowings	208,137	278,000
Repayments of borrowings	(265,355)	(338,000)
Total changes from financing activities	(57,218)	(60,000)
Other changes:
Effect of exchange rate changes	(121)	-
Total liability-related other changes	(121)	-
December 31,2020	-	104,000
Change from financing activities:
Proceeds from borrowings	15,000	611,600
Repayments of borrowings	(15,000)	(564,200)
Total changes from financing activities	-	47,400
December 31,2021	$-	151,400